STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 14, 2012
Exercise price	$ 93.75
Warrant term				5 years
Cash exercise price percentage			93.75%	93.75%
Employee And Consultant [Member]
Warrant term			5 years
Warrant [Member]
Warrants issued	1,120,313	294,231
Estimated fair value of warrants issued	$ 0	$ 1,672	$ 1,672	$ 164,196
Proceeds from issuance of Preferred stock, shares			527,731	4,210,960
Restricted Stock Units (RSUs) [Member]
Restricted stock units
Restricted stock, unamortized	$ 0		$ 0
2011 Incentive Stock Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance					500,000